Average Annual Total Returns{- Fidelity Small Cap Growth Index Fund} - 06.30 Fidelity Growth & Value Cap Index Funds Combo PRO-02 - Fidelity Small Cap Growth Index Fund	Fidelity Small Cap Growth Index Fund Return Before Taxes Past 1 year	Fidelity Small Cap Growth Index Fund Return Before Taxes Since Inception		Fidelity Small Cap Growth Index Fund After Taxes on Distributions Past 1 year	Fidelity Small Cap Growth Index Fund After Taxes on Distributions Since Inception		Fidelity Small Cap Growth Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Growth Index Fund After Taxes on Distributions and Sales Since Inception		RS014 Past 1 year	RS014 Since Inception
Total	34.40%	27.90%	[1]	33.83%	27.46%	[1]	20.38%	21.35%	[1]	34.63%	28.02%	[1]

[1]	(a)From July 11, 2019